Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of accounts receivable

	June 30,	December 31,
	2020	2019

Accounts receivable – non-related parties	$49,025,075	$45,083,689
Allowance for doubtful accounts	(5,617,956)	(5,731,281)
Accounts receivable, net	$43,407,119	$39,352,408

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowance for doubtful accounts

	June 30,	December 31,
	2020	2019

Balance at beginning of year	$5,731,281	$4,682,592
Change of allowance for doubtful accounts	(29,511)	1,286,997
Translation adjustments	(83,814)	(238,308)
Balance at end of year	$5,617,956	$5,731,281